Geographic Information (Schedule Of Long-Lived Assets By Segment) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) country	Dec. 31, 2015 USD ($) country
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	$ 34,277,259	$ 35,498,380
Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	[1]	100.00%	100.00%
China [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	[2]	$ 4,962,336	$ 5,143,237
China [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	[2]	14.50%	14.50%
United States Of America [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 4,752,971	$ 4,528,441
United States Of America [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		13.90%	12.80%
Ireland [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 703,635	$ 929,509
Ireland [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		2.10%	2.60%
Other Countries [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	[3]	$ 23,858,317	$ 24,897,193
Other Countries [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Number of individual countries | country		0	0
Other Countries [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	[3]	69.50%	70.10%
Minimum [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		10.00%	10.00%
AeroTurbine, Inc. [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 105,700	$ 225,000

[1]	Excludes AeroTurbine long-lived assets of $105.7 million and $225.0 million as of December 31, 2016 and 2015, respectively.
[2]	Includes mainland China, Hong Kong and Macau.
[3]	No individual country within this category accounts for more than 10% of our lease revenue.